Apr. 29, 2016
NATIONWIDE VARIABLE INSURANCE TRUST

Invesco NVIT Comstock Value Fund

Supplement dated December 12, 2016
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Invesco NVIT Comstock Value Fund

1.
On December 7, 2016, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of Invesco Advisers, Inc. ("Invesco") as subadviser to the Invesco NVIT Comstock Value Fund (the "Fund") and approved the appointment of BlackRock Investment Management, LLC ("BlackRock") to subadvise the Fund. This change is anticipated to take effect on or before January 31, 2017 (the "Effective Date").

2.	As of the Effective Date, the Prospectus, as it relates solely to the Fund, is amended as follows:

a.	The Fund is renamed the "BlackRock NVIT Equity Dividend Fund." All references in the Prospectus to the Fund are updated accordingly.

b.	The table in the "Fees and Expenses" section on page 5 of the Prospectus is hereby deleted and replaced with the following:

	Class I Shares	Class II Shares	Class IV Shares	Class Y Shares

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fee	None	0.25%	None	None
Other Expenses	0.24%	0.24%	0.24%	0.09%
Total Annual Fund Operating Expenses	0.91%	1.16%	0.91%	0.76%
Fee Waiver/Expense Reimbursement[2]	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.80%	1.05%	0.80%	0.65%

[1] "Management Fees" have been restated to reflect the reduction of contractual advisory fees as of January 10, 2017.
[2] Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.65% until at least April 30, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, acquired fund fees and expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the month in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different.

c.	The table in the "Example" section on page 6 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$82	$279	$493	$1,109
Class II shares	107	358	628	1,399
Class IV shares	82	279	493	1,109
Class Y shares	66	232	412	932

d.	The information under the heading entitled "Principal Investment Strategies" on page 6 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and at least 80% of its net assets in dividend-paying securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large-cap securities. The Fund may also invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments with prices linked to the value of common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated either in U.S. dollars or the local currencies of their issuers.

The subadviser chooses investments for the Fund that the subadviser believes will both increase in value over the long-term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation.  In selecting portfolio securities, the subadviser will generally employ a value style, but may purchase equity securities based on a growth style when such securities pay dividends or the subadviser believes such securities have particularly good prospects for capital appreciation.

e.	The information under the heading entitled "Principal Risks" on pages 6-7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund's subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

Dividend-paying stock risk – there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund's emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Preferred stock risk – a preferred stock may decline in price or fail to pay dividends when expected because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer's bonds or other debt securities.  Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Income-producing stock availability risk – depending on market conditions, income-producing common stocks that meet the subadviser's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.  This may limit the Fund's ability to produce current income while remaining fully diversified.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies.  Smaller companies are more vulnerable than larger companies to adverse business or economic developments and may have more limited resources.  Therefore, they generally involve more risk.

Value style risk – value investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.  In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods of time while the market concentrates on other types of stocks, such as "growth" stocks.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements.  In addition, growth stocks as a group may be out of favor for long periods while the market concentrates on other types of stocks, such as "value" stocks.

Loss of money is a risk of investing in the Fund.